Debt Instruments - Floor Plan Facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of credit, outstanding		$ 248,792,000		$ 165,313,000
Restricted cash		14,443,000		$ 10,266,000
Line of Credit | Floor Plan Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 275,000,000
Deposit required under floor plan facility, percentage of principal balance		5.00%
Term of principal payments		5 days
Principal repayment, term threshold after sale of used vehicle	15 days
Principal repayment, term threshold after sale of related finance receivable	2 days
Outstanding balance, days held in inventory threshold		180 days
Outstanding balance, held in inventory, percentage of original principal amount due		10.00%
Outstanding balance, held in inventory, original principal amount, threshold		50.00%
Outstanding balance, held in inventory, wholesale value, threshold		50.00%
Interest rate		5.21%		4.57%
Line of credit, outstanding		$ 248,800,000		$ 165,300,000
Line of credit facility, remaining borrowing capacity		26,200,000
Restricted cash		$ 12,400,000		$ 8,400,000
Line of Credit | Floor Plan Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate		3.65%
Line of Credit | Floor Plan Facility | Subsequent Event
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 350,000,000
Purchase And Sale Agreement And Master Transfer Agreement | Line of Credit | Floor Plan Facility
Line of Credit Facility [Line Items]
Principal repayment, term threshold after sale of used vehicle		15 days
Principal repayment, term threshold after sale of related finance receivable		1 day